UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-05611



Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock MuniVest Fund, Inc.,

55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 08/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock MuniVest Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock MuniVest Fund, Inc.



Date: August 23, 2010





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05611
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock MuniVest Fund, Inc.









======================== BLACKROCK MUNIVEST FUND, INC. =========================


BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management

========== END NPX REPORT